UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
July 31, 2014
unaudited
Common stocks 81.27% Financials 11.80%	Shares	Value (000)
HSBC Holdings PLC (HKD denominated)[1]	71,486,861	$768,019
HSBC Holdings PLC (GBP denominated)[1]	33,549,835	359,162
Sampo Oyj, Class A1	20,172,801	1,001,731
HCP, Inc.	20,270,800	841,846
Prudential PLC[1]	35,596,089	819,669
CME Group Inc., Class A	7,460,700	551,644
Ventas, Inc.	8,628,000	547,878
Public Storage	2,958,500	507,708
BNP Paribas SA1	7,343,500	484,275
Aviva PLC[1]	45,840,900	387,710
Link Real Estate Investment Trust[1]	65,280,000	369,872
Digital Realty Trust, Inc.	5,695,000	366,701
Principal Financial Group, Inc.	6,555,600	325,682
Starwood Property Trust, Inc.[2]	12,437,000	293,513
Lloyds Banking Group PLC[1,3]	210,345,000	261,978
Bank of Nova Scotia	3,847,200	261,137
Westpac Banking Corp.[1]	7,086,077	225,492
Deutsche Börse AG1	2,954,000	214,949
Swedbank AB, Class A1	8,160,296	209,071
BM&FBOVESPA SA, ordinary nominative	39,105,000	208,732
Crown Castle International Corp.	2,708,000	200,879
Credit Suisse Group AG1	6,881,868	187,067
New York Community Bancorp, Inc.	10,662,000	169,313
Mercury General Corp.[2]	2,809,700	138,293
Old Republic International Corp.	9,176,200	132,046
Svenska Handelsbanken AB, Class A1	2,724,000	131,225
Bank of China Ltd., Class H1	265,642,000	127,051
Arthur J. Gallagher & Co.	2,786,989	125,415
Hospitality Properties Trust	4,250,000	121,423
Industrial and Commercial Bank of China Ltd., Class H1	155,726,260	106,727
Barclays PLC[1]	26,088,539	98,857
Sunway Real Estate Investment Trust[1,2]	162,538,400	72,660
Sun Hung Kai Properties Ltd.[1]	4,729,000	71,641
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	62,260
Hang Seng Bank Ltd.[1]	3,560,000	60,431
Equity Residential	750,500	48,520
CapitaMall Trust[1]	26,682,210	42,092
Ascendas Real Estate Investment Trust[1]	22,303,000	41,608
Cache Logistics Trust[1,2]	41,000,000	39,509
Champion Real Estate Investment Trust[1]	78,058,638	36,348
Fortune Real Estate Investment Trust[1]	33,946,000	32,155
CapitaCommercial Trust[1]	21,082,000	28,130
CDL Hospitality Trusts, units[1]	19,078,500	26,746
Keppel REIT[1]	22,587,750	23,008
Starwood Waypoint Residential Trust[3]	801,600	21,074
Société Générale[1]	376,945	18,837
Capital Income Builder — Page 1 of 33

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Parkway Life Real Estate Investment Trust[1]	8,300,000	$15,916
Frasers Centrepoint Trust[1]	5,491,000	8,532
		11,194,532
Consumer staples 10.91%
Altria Group, Inc.	69,160,875	2,807,931
Philip Morris International Inc.	31,470,898	2,580,928
Nestlé SA1	8,428,599	625,706
British American Tobacco PLC[1]	9,783,137	572,552
Imperial Tobacco Group PLC[1]	11,990,515	519,318
Kraft Foods Group, Inc.	9,477,666	507,861
Coca-Cola Co.	11,203,300	440,178
Reynolds American Inc.	7,576,982	423,174
Lorillard, Inc.	6,899,600	417,288
Procter & Gamble Co.	4,055,400	313,564
Unilever PLC[1]	3,880,000	168,024
Japan Tobacco Inc.[1]	4,584,000	159,942
Kimberly-Clark Corp.	1,500,000	155,805
Unilever NV, depository receipts[1]	3,616,000	148,862
Kellogg Co.	2,136,000	127,797
Treasury Wine Estates Ltd.[1]	25,637,502	119,770
ConAgra Foods, Inc.	3,000,000	90,390
PepsiCo, Inc.	862,000	75,942
Diageo PLC[1]	1,371,000	41,242
Orior AG1,2	385,000	24,112
Philip Morris CR as1	42,500	21,398
Convenience Retail Asia Ltd.[1]	18,022,000	12,751
		10,354,535
Telecommunication services 10.52%
Verizon Communications Inc.	51,782,284	2,610,863
Singapore Telecommunications Ltd.[1]	464,531,500	1,513,441
CenturyLink, Inc.[2]	35,533,235	1,394,324
AT&T Inc.	31,115,910	1,107,415
TeliaSonera AB1	79,567,277	596,123
Vodafone Group PLC[1]	149,705,955	498,472
TDC A/S1	38,485,673	388,306
OJSC Mobile TeleSystems (ADR)	20,184,850	361,914
Advanced Info Service PCL[1]	37,264,600	241,011
Telstra Corp. Ltd.[1]	34,514,000	174,974
TalkTalk Telecom Group PLC[1]	32,980,000	174,554
HKT Trust and HKT Ltd., units[1]	145,844,460	172,240
MTN Group Ltd.[1]	7,876,000	162,461
Swisscom AG1	261,611	145,112
MegaFon OJSC (GDR)[1,4]	3,000,000	83,549
MegaFon OJSC (GDR)[1]	1,285,743	35,807
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	92,155
Belgacom SA1	2,530,800	82,330
Total Access Communication PCL, nonvoting depository receipts[1]	23,095,416	73,996
Total Access Communication PCL[1]	2,054,584	6,583
O2 Czech Republic AS1	3,066,917	40,472
BCE Inc.	585,000	26,494
		9,982,596
Capital Income Builder — Page 2 of 33

unaudited
Common stocks Utilities 10.09%	Shares	Value (000)
National Grid PLC[1]	167,439,895	$2,411,655
SSE PLC[1,2]	53,016,919	1,300,213
Dominion Resources, Inc.	12,446,980	841,914
EDP - Energias de Portugal, SA1	176,116,706	823,788
Fortum Oyj[1]	25,501,866	654,381
Duke Energy Corp.	6,362,269	458,910
Exelon Corp.	13,377,300	415,766
DTE Energy Co.	5,451,500	402,430
Southern Co.	8,500,000	367,965
PG&E Corp.	6,630,000	296,162
Sempra Energy	2,070,309	206,431
FirstEnergy Corp.	6,055,000	188,977
NextEra Energy, Inc.	2,000,000	187,780
Xcel Energy Inc.	5,516,000	169,893
Glow Energy PCL[1]	64,145,900	169,567
PT Perusahaan Gas Negara (Persero) Tbk[1]	270,100,000	137,493
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	130,371
Power Assets Holdings Ltd.[1]	11,240,700	100,438
PPL Corp.	2,740,500	90,409
GDF SUEZ[1]	3,168,624	81,180
Centrica PLC[1]	12,900,000	67,245
Entergy Corp.	752,500	54,805
Enersis SA (ADR)	1,040,000	17,534
		9,575,307
Health care 9.19%
AbbVie Inc.	41,966,000	2,196,500
Novartis AG1	20,595,000	1,797,725
Amgen Inc.	12,146,909	1,547,395
GlaxoSmithKline PLC[1]	35,792,900	863,937
Pfizer Inc.	12,330,800	353,894
AstraZeneca PLC[1]	3,043,900	221,765
AstraZeneca PLC (ADR)	1,558,200	113,421
Roche Holding AG1	1,067,200	310,046
Johnson & Johnson	3,000,000	300,270
Sonic Healthcare Ltd.[1]	15,372,157	257,338
Orion Oyj, Class B1	6,439,699	238,651
Merck & Co., Inc.	3,948,700	224,049
Bristol-Myers Squibb Co.	3,364,800	170,326
Bayer AG1	573,000	75,886
Teva Pharmaceutical Industries Ltd. (ADR)	964,500	51,601
		8,722,804
Energy 6.69%
Royal Dutch Shell PLC, Class B1	29,719,300	1,280,409
Royal Dutch Shell PLC, Class A1	5,688,700	233,923
BP PLC[1]	152,558,000	1,246,193
Kinder Morgan, Inc.	25,303,873	910,433
Eni SpA[1]	25,778,600	655,306
Chevron Corp.	2,978,500	384,941
Exxon Mobil Corp.	3,334,000	329,866
ConocoPhillips	3,988,100	329,018
Spectra Energy Corp	6,961,220	284,853
Seadrill Ltd.	6,688,200	242,514
Crescent Point Energy Corp.	5,278,000	215,361
Capital Income Builder — Page 3 of 33

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Ensco PLC, Class A	2,000,000	$101,300
Canyon Services Group Inc.[2]	4,040,500	58,105
Kværner ASA[1,2]	17,485,000	30,550
TOTAL SA1	388,000	25,029
Prosafe SE1	3,001,000	22,273
		6,350,074
Industrials 5.64%
Lockheed Martin Corp.	7,038,100	1,175,152
General Electric Co.	28,405,000	714,386
VINCI, SA1	7,865,401	541,215
BAE Systems PLC[1]	47,963,977	346,164
Rexel SA1,2	16,876,931	326,884
Sydney Airport, units[1]	71,566,435	283,890
Singapore Technologies Engineering Ltd[1]	91,974,000	278,908
Schneider Electric SE1	3,284,700	276,326
KONE Oyj, Class B1	6,322,000	265,719
COSCO Pacific Ltd.[1,2]	151,860,551	228,222
Waste Management, Inc.	4,425,300	198,652
R.R. Donnelley & Sons Co.	8,579,057	148,932
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	117,863
Andritz AG1	1,919,000	103,787
Hutchison Port Holdings Trust[1]	138,871,000	103,304
United Technologies Corp.	785,000	82,543
SATS Ltd.[1]	24,526,000	59,104
BELIMO Holding AG1	18,215	48,221
SIA Engineering Co. Ltd.[1]	8,617,000	32,040
PayPoint PLC[1]	1,132,100	20,058
		5,351,370
Consumer discretionary 4.48%
Daimler AG1	6,557,400	543,269
ProSiebenSat.1 Media AG1	8,531,000	358,611
Darden Restaurants, Inc.[2]	7,026,100	328,470
SJM Holdings Ltd.[1]	115,702,000	310,074
William Hill PLC[1,2]	49,941,818	295,868
Li & Fung Ltd.[1]	198,436,000	265,108
Greene King PLC[1,2]	17,465,299	242,800
Six Flags Entertainment Corp.[2]	5,941,400	227,080
Hasbro, Inc.	3,754,984	187,599
Volkswagen AG, nonvoting preferred[1]	748,530	174,866
HUGO BOSS AG1	1,097,700	157,704
SES SA, Class A (FDR)[1]	3,653,200	133,977
Ladbrokes PLC[1,2]	59,622,507	132,091
RTL Group SA, non-registered shares[1]	1,173,265	119,298
Stella International Holdings Ltd.[1]	36,326,000	101,262
Home Depot, Inc.	1,065,000	86,105
Leggett & Platt, Inc.	2,470,000	81,016
Industria de Diseño Textil, SA1	2,690,000	78,394
Marston’s PLC[1,2]	30,812,189	74,473
Marks and Spencer Group PLC[1]	10,195,000	73,685
Kingfisher PLC[1]	14,426,912	72,821
H & M Hennes & Mauritz AB, Class B1	1,523,000	62,421
Matas A/S1	1,398,000	35,453
John Wiley & Sons, Inc., Class A	502,100	30,171
Capital Income Builder — Page 4 of 33

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
mobilezone holding ag, non-registered shares[1,2,3]	2,325,000	$25,972
Ekornes ASA[1,2]	1,990,851	24,754
Fielmann AG1	132,721	16,739
Darty PLC[1]	7,266,600	9,752
Revel AC, Inc.[1,3,5]	41,667	—
		4,249,833
Information technology 4.47%
Texas Instruments Inc.	21,618,000	999,833
Cisco Systems, Inc.	20,175,000	509,015
Quanta Computer Inc.[1]	143,465,190	402,319
Microsoft Corp.	8,167,200	352,496
Delta Electronics, Inc.[1]	49,833,396	340,848
Apple Inc.	3,149,300	300,979
Intel Corp.	7,800,000	264,342
Maxim Integrated Products, Inc.	8,512,700	249,507
Seagate Technology	3,928,160	230,190
STMicroelectronics NV1	25,853,000	214,616
VTech Holdings Ltd.[1]	12,350,500	152,735
Moneysupermarket.com Group PLC[1,2]	42,428,401	132,634
Playtech PLC[1]	7,452,254	76,824
Atea ASA[1]	1,725,000	20,288
		4,246,626
Materials 2.75%
Rio Tinto PLC[1]	8,411,000	480,769
Dow Chemical Co.	8,654,000	441,960
BASF SE1	4,241,700	440,842
Amcor Ltd.[1]	39,637,418	380,950
RPM International, Inc.	6,000,000	265,080
CRH PLC[1]	7,159,061	167,292
E.I. du Pont de Nemours and Co.	2,000,000	128,620
Air Products and Chemicals, Inc.	600,000	79,170
Koninklijke DSM NV1	976,800	67,369
Nampak Ltd.[1]	15,325,180	58,339
Akzo Nobel NV1	600,000	43,252
MeadWestvaco Corp.	807,000	33,732
Israel Chemicals Ltd.[1]	2,208,949	18,022
		2,605,397
Miscellaneous 4.73%
Other common stocks in initial period of acquisition		4,491,131
Total common stocks (cost: $63,571,408,000)		77,124,205
Preferred securities 0.04% Utilities 0.02%
Southern Co. 5.625%	800,000	19,700
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,429
Citigroup Inc., Series K, depositary shares	168,000	4,526
		9,955
Capital Income Builder — Page 5 of 33

unaudited
Preferred securities U.S. government agency securities 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[4]	13,000	$9,344
Total preferred securities (cost: $42,194,000)		38,999
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		990
Total rights & warrants (cost: $0)		990
Convertible stocks 0.25% Financials 0.03%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,790
Fannie Mae 5.375% convertible preferred 2032[3]	240	8,880
		29,670
Industrials 0.02%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	17,486
Miscellaneous 0.20%
Other convertible stocks in initial period of acquisition		189,460
Total convertible stocks (cost: $240,073,000)		236,616
Convertible bonds 0.14% Financials 0.03%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€€ 23,175	33,998
Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		102,333
Total convertible bonds (cost: $130,474,000)		136,331
Bonds, notes & other debt instruments 15.02% Corporate bonds & notes 6.33% Financials 1.41%
ACE Capital Trust II 9.70% 2030	$$7,210	10,707
ACE INA Holdings Inc. 3.35% 2024	3,200	3,206
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,085	5,083
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	5,961
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,214
American Campus Communities, Inc. 3.75% 2023	8,615	8,502
American Campus Communities, Inc. 4.125% 2024	11,720	11,782
American Express Co. 6.15% 2017	9,080	10,347
American International Group, Inc. 2.30% 2019	4,275	4,256
American International Group, Inc. 3.375% 2020	5,000	5,192
American International Group, Inc. 4.50% 2044	11,000	10,896
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,608
AXA SA, Series B, junior subordinated 6.379% (undated)[4,6]	7,000	7,612
AXA SA, junior subordinated 6.463% (undated)[4,6]	1,900	2,038
Capital Income Builder — Page 6 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp., Series L, 3.625% 2016	$3,045	$3,175
Bank of America Corp. 3.75% 2016	2,270	2,383
Bank of America Corp. 5.75% 2017	5,000	5,614
Bank of America Corp. 5.65% 2018	1,940	2,184
Bank of America Corp. 5.875% 2021	5,000	5,783
Bank of America Corp. 3.30% 2023	2,805	2,745
Bank of America Corp. 4.00% 2024	8,850	8,978
Bank of America Corp. 4.875% 2044	5,000	5,157
Bank of Ireland 10.24% (undated)	€€ 57,905	84,238
Bank of New York Mellon Corp. 0.785% 2018[6]	$$6,400	6,444
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,012
Barclays Bank PLC 2.50% 2019	6,210	6,275
Barclays Bank PLC 5.14% 2020	15,525	16,880
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,974
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,030
BioMed Realty Trust, Inc. 2.625% 2019	2,380	2,380
BPCE SA group 5.70% 2023[4]	5,500	6,004
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,528
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	170
CIT Group Inc. 5.00% 2017	7,000	7,376
CIT Group Inc. 3.875% 2019	2,525	2,519
Citigroup Inc. 3.953% 2016	7,500	7,900
Citigroup Inc. 2.50% 2018	7,500	7,592
Citigroup Inc. 8.50% 2019	12,656	16,031
Citigroup Inc. 2.50% 2019	25,400	25,339
CME Group Inc. 5.30% 2043	4,000	4,605
CNA Financial Corp. 5.85% 2014	30,000	30,602
CNA Financial Corp. 7.35% 2019	6,000	7,350
CNA Financial Corp. 3.95% 2024	3,135	3,213
Corporate Office Properties LP 5.25% 2024	980	1,048
Corporate Office Properties Trust 3.60% 2023	3,115	2,986
Credit Suisse Group AG 2.30% 2019	5,500	5,466
Crescent Resources 10.25% 2017[4]	3,630	4,038
DCT Industrial Trust Inc. 4.50% 2023	9,590	9,786
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,336
Developers Diversified Realty Corp. 9.625% 2016	15,520	17,632
Developers Diversified Realty Corp. 7.50% 2017	27,306	31,322
Developers Diversified Realty Corp. 7.875% 2020	16,870	21,215
Discover Financial Services 10.25% 2019	4,334	5,623
ERP Operating LP 5.75% 2017	6,000	6,736
ERP Operating LP 2.375% 2019	7,855	7,865
ERP Operating LP 4.50% 2044	7,000	7,013
Essex Portfolio L.P. 3.25% 2023	7,845	7,659
Essex Portfolio L.P. 3.875% 2024[4]	13,035	13,207
Genworth Holdings, Inc. 4.90% 2023	1,565	1,660
Goldman Sachs Group, Inc. 2.625% 2019	15,072	15,154
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,617
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,487
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,104
Goldman Sachs Group, Inc. 3.85% 2024	34,505	34,424
Goldman Sachs Group, Inc. 4.80% 2044	1,350	1,346
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	3,085	3,157
Goodman Funding Pty Ltd. 6.375% 2020[4]	4,000	4,674
Capital Income Builder — Page 7 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goodman Funding Pty Ltd. 6.00% 2022[4]	$37,395	$43,057
HBOS PLC 6.75% 2018[4]	25,085	28,723
Hospitality Properties Trust 5.125% 2015	3,675	3,680
Hospitality Properties Trust 6.30% 2016	1,400	1,493
Hospitality Properties Trust 5.625% 2017	5,895	6,423
Hospitality Properties Trust 6.70% 2018	5,978	6,709
Hospitality Properties Trust 5.00% 2022	5,250	5,547
Hospitality Properties Trust 4.50% 2023	8,480	8,623
Host Hotels & Resorts LP 6.00% 2021	2,000	2,305
HSBC Bank PLC 0.864% 2018[4,6]	425	429
HSBC Holdings PLC 5.25% 2044	5,000	5,322
HSBC USA Inc. 1.11% 2018[6]	11,000	11,141
Intercontinentalexchange, Inc. 4.00% 2023	9,500	9,967
International Lease Finance Corp. 4.875% 2015	3,000	3,058
Intesa Sanpaolo SpA 5.017% 2024[4]	8,770	8,688
iStar Financial Inc. 3.875% 2016	3,575	3,620
iStar Financial Inc. 4.875% 2018	1,650	1,642
iStar Financial Inc. 5.00% 2019	8,400	8,316
JPMorgan Chase & Co. 6.30% 2019	5,000	5,860
JPMorgan Chase & Co. 4.625% 2021	5,000	5,483
JPMorgan Chase & Co. 3.20% 2023	5,000	4,922
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	65,950	72,957
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[6]	23,000	22,788
Kimco Realty Corp., Series C, 5.783% 2016	4,000	4,309
Kimco Realty Corp. 4.30% 2018	12,000	12,961
Kimco Realty Corp. 6.875% 2019	1,320	1,582
Leucadia National Corp. 5.50% 2023	4,750	5,012
Liberty Mutual Group Inc. 6.70% 2016[4]	5,000	5,541
Mack-Cali Realty Corp. 2.50% 2017	3,000	3,045
MetLife Global Funding I 1.30% 2017[4]	10,000	10,012
MetLife Global Funding I 2.30% 2019[4]	5,395	5,422
Metlife, Inc. 3.60% 2024	4,905	4,980
Morgan Stanley 3.80% 2016	5,000	5,240
Morgan Stanley 2.125% 2018	10,000	10,040
Morgan Stanley 2.375% 2019	40,500	40,215
Morgan Stanley, Series H, 5.45% (undated)[6]	1,980	1,978
New York Life Global Funding 1.30% 2017[4]	2,500	2,490
New York Life Global Funding 2.10% 2019[4]	6,000	6,018
Nordea Bank AB 1.625% 2018[4]	2,500	2,484
Northern Trust Corp. 5.85% 2017[4]	10,150	11,490
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,838
Piedmont Operating Partnership LP 4.45% 2024	5,250	5,316
PNC Financial Services Group, Inc. 3.90% 2024	10,000	10,122
PNC Preferred Funding Trust I, junior subordinated 1.881% (undated)[4,6]	8,600	8,449
Popular, Inc. 7.00% 2019	1,650	1,667
Prologis, Inc. 2.75% 2019	6,000	6,099
Prologis, Inc. 3.35% 2021	7,000	7,060
Prologis, Inc. 4.25% 2023	10,000	10,418
Prudential Financial, Inc. 4.50% 2021	3,500	3,832
Prudential Financial, Inc. 3.50% 2024	4,500	4,460
Prudential Financial, Inc. 4.60% 2044	5,600	5,628
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	14,978
Rabobank Nederland 4.625% 2023	5,000	5,238
Realogy Corp. 4.50% 2019[4]	1,500	1,462
Capital Income Builder — Page 8 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Realogy Corp. 9.00% 2020[4]	$10,000	$11,150
Realogy Corp., LOC, 4.50% 2016[6,7,8]	224	223
Regions Financial Corp. 7.75% 2014	4,228	4,309
Regions Financial Corp. 5.75% 2015	12,313	12,826
Regions Financial Corp. 2.00% 2018	15,000	14,867
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	3,965
Simon Property Group, LP 4.20% 2015	2,430	2,452
Simon Property Group, LP 5.875% 2017	5,000	5,552
Simon Property Group, LP 6.125% 2018	5,665	6,548
Synovus Financial Corp. 7.875% 2019	7,000	7,962
UBS AG 4.875% 2020	4,352	4,887
UDR, Inc., Series A, 5.25% 2015	8,975	9,161
UDR, Inc. 3.70% 2020	4,410	4,582
Unum Group 7.125% 2016	12,625	14,237
UnumProvident Finance Co. PLC 6.85% 2015[4]	961	1,029
US Bancorp. 0.714% 2018[6]	12,250	12,361
US Bancorp. 0.634% 2019[6]	3,750	3,754
USAA Capital Corp 2.125% 2019[4]	12,500	12,508
Wells Fargo & Co. 4.10% 2026	18,290	18,463
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	71,606	81,559
		1,342,019
Energy 0.92%
Alpha Natural Resources, Inc. 9.75% 2018	8,000	7,020
Alpha Natural Resources, Inc. 7.50% 2020[4]	775	717
Alpha Natural Resources, Inc. 6.25% 2021	4,000	2,620
American Energy (Marcellus), Term Loan B, 5.25% 2020[6,7,8]	1,500	1,502
American Energy (Marcellus), Term Loan A, 8.50% 2021[6,7,8]	3,025	3,062
American Energy (Permian Basin) 7.125% 2020[4]	3,050	2,947
American Energy (Permian Basin) 7.375% 2021[4]	1,050	1,015
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,426
Anadarko Petroleum Corp. 8.70% 2019	17,730	22,616
Anadarko Petroleum Corp. 3.45% 2024	1,385	1,375
Anadarko Petroleum Corp. 6.20% 2040	3,000	3,703
Arch Coal, Inc. 7.00% 2019	7,600	5,244
Arch Coal, Inc. 7.25% 2021	1,350	884
Arch Coal, Inc., Term Loan B1, 6.25% 2018[6,7,8]	2,332	2,294
Athlon Energy Inc. 6.00% 2022[4]	2,150	2,161
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,656
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,020
Cenovus Energy Inc. 3.00% 2022	16,730	16,369
Cenovus Energy Inc. 3.80% 2023	9,250	9,531
China National Offshore Oil Corp. Ltd. 4.25% 2024	1,000	1,025
CNOOC Finance (2013) Ltd. 3.00% 2023	81,200	75,770
CONSOL Energy Inc. 8.25% 2020	3,800	4,066
CONSOL Energy Inc. 5.875% 2022[4]	3,375	3,428
Denbury Resources Inc. 4.625% 2023	2,000	1,880
Devon Energy Corp. 2.25% 2018	2,115	2,127
Devon Energy Corp. 4.75% 2042	3,100	3,187
Diamond Offshore Drilling, Inc. 4.875% 2043	19,065	19,069
Ecopetrol SA 5.875% 2045	3,115	3,271
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	26,786
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,542
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,692
Capital Income Builder — Page 9 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.50% 2040	$3,500	$3,814
Enbridge Inc. 4.90% 2015	4,950	5,080
Enbridge Inc. 5.60% 2017	11,155	12,361
Enbridge Inc. 4.00% 2023	25,950	26,941
Enbridge Inc. 4.50% 2044	5,750	5,658
EnLink Midstream Partners, LP 2.70% 2019	4,335	4,371
EnLink Midstream Partners, LP 4.40% 2024	1,800	1,884
Enterprise Products Operating LLC 3.90% 2024	20,340	20,861
Enterprise Products Operating LLC 4.85% 2044	1,750	1,812
Exxon Mobil Corp. 0.381% 2019[6]	10,000	10,011
Exxon Mobil Corp. 1.819% 2019	8,850	8,870
Exxon Mobil Corp. 3.176% 2024	8,750	8,926
Gazprom OJSC 8.146% 2018	21,850	24,363
Gazprom OJSC, Series 9, 6.51% 2022	39,990	41,610
Gazprom OJSC 4.95% 2022[4]	13,690	13,029
Husky Energy Inc. 6.20% 2017	5,600	6,362
Husky Energy Inc. 7.25% 2019	4,500	5,539
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	22,494
Kinder Morgan Energy Partners, LP 6.00% 2017	375	417
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,689
Kinder Morgan Energy Partners, LP 3.50% 2021	3,680	3,697
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,517
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,659
Kinder Morgan Energy Partners, LP 4.15% 2024	7,800	7,807
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,106
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,487
NGL Energy Partners LP 5.125% 2019[4]	1,325	1,323
NGPL PipeCo LLC 7.119% 2017[4]	10,225	10,353
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,987
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	499	498
Oasis Petroleum Inc. 6.875% 2022[4]	1,275	1,387
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	5,732	6,033
Pacific Rubiales Energy Corp. 5.375% 2019[4]	1,345	1,375
PDC Energy Inc. 7.75% 2022	9,150	10,202
Peabody Energy Corp. 6.00% 2018	3,750	3,759
Peabody Energy Corp. 6.25% 2021	4,025	3,834
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,066
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,825
Petrobras Global Finance Co. 4.375% 2023	670	638
Petrobras Global Finance Co. 6.25% 2024	1,175	1,240
Petrobras Global Finance Co. 5.625% 2043	720	656
Petrobras International Finance Co. 3.50% 2017	3,650	3,740
Petrobras International Finance Co. 5.375% 2021	13,700	14,180
Petróleos Mexicanos 5.50% 2021	3,475	3,859
Phillips 66 2.95% 2017	4,000	4,175
Phillips 66 4.30% 2022	11,525	12,280
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	11,984	12,658
QGOG Constellation SA 6.25% 2019[4]	500	514
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	9,590	10,465
Ras Laffan Liquefied Natural Gas II 5.298% 2020[8]	2,495	2,722
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,038
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	4,800	4,837
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	500	604
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,609
Capital Income Builder — Page 10 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	$4,050	$4,111
Reliance Holdings Ltd. 6.25% 2040	5,280	5,719
Reliance Holdings Ltd. 6.25% 2040[4]	3,875	4,197
Rice Energy Inc. 6.25% 2022[4]	3,025	3,010
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,720
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,020
Sabine Pass Liquefaction, LLC 5.75% 2024[4]	1,300	1,321
Samson Investment Co. 10.75% 2020[4]	8,725	8,878
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	150	150
Schlumberger Investment SA 3.65% 2023	13,660	14,198
Shell International Finance BV 3.10% 2015	10,000	10,258
Spectra Energy Partners, LP 2.95% 2016	4,875	5,047
Spectra Energy Partners, LP 2.95% 2018	4,040	4,175
Statoil ASA 0.685% 2018[6]	5,000	5,037
StatoilHydro ASA 2.90% 2014	6,205	6,235
StatoilHydro ASA 2.45% 2023	9,320	8,948
Total Capital International 2.10% 2019	10,050	10,025
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,777
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,505
Transocean Inc. 5.05% 2016	5,450	5,902
Transocean Inc. 2.50% 2017	21,915	22,256
Transocean Inc. 3.80% 2022	6,500	6,313
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,850	2,679
Western Gas Partners LP 2.60% 2018	1,375	1,403
Williams Partners LP 3.80% 2015	17,500	17,786
Williams Partners LP 4.125% 2020	5,000	5,297
Williams Partners LP 4.50% 2023	3,350	3,536
Williams Partners LP 4.30% 2024	6,030	6,256
Williams Partners LP 3.90% 2025	6,750	6,748
Williams Partners LP 5.40% 2044	3,500	3,733
		871,467
Telecommunication services 0.81%
Altice Finco SA 6.50% 2022[4]	2,000	2,060
Altice Finco SA, First Lien, 7.75% 2022[4]	26,075	26,727
Altice Finco SA 8.125% 2024[4]	750	801
América Móvil, SAB de CV 6.45% 2022	MXNMXN 45,000	3,359
América Móvil, SAB de CV 8.46% 2036	147,200	11,001
AT&T Inc. 0.90% 2016	$$10,000	10,030
AT&T Inc. 4.80% 2044	4,000	4,071
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,669
Frontier Communications Corp. 8.50% 2020	3,000	3,473
Frontier Communications Corp. 9.25% 2021	5,575	6,516
Frontier Communications Corp. 7.125% 2023	1,650	1,716
Intelsat Jackson Holding Co. 7.25% 2020	625	661
Intelsat Jackson Holding Co. 6.625% 2022	8,175	8,257
MetroPCS Wireless, Inc. 6.25% 2021	7,250	7,603
MetroPCS Wireless, Inc. 6.625% 2023	7,200	7,578
MTS International Funding Ltd. 8.625% 2020[4]	46,520	53,954
MTS International Funding Ltd. 8.625% 2020	36,673	42,533
NII Capital Corp. 10.00% 2016	50	14
NII Capital Corp. 7.875% 2019[4]	2,275	1,894
NII Capital Corp. 11.375% 2019[4]	3,425	2,903
Capital Income Builder — Page 11 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
NII Capital Corp. 8.875% 2019	$1,950	$707
NII Capital Corp. 7.625% 2021	8,425	2,275
Numerical Group SA, First Lien, 4.875% 2019[4]	1,075	1,082
Numerical Group SA, First Lien, 6.00% 2022[4]	7,325	7,334
Numerical Group SA, First Lien, 6.25% 2024[4]	1,650	1,660
Orange SA 5.50% 2044	4,000	4,394
SBC Communications Inc. 5.10% 2014	11,593	11,655
Sprint Capital Corp. 6.90% 2019	17,200	18,490
Sprint Corp. 7.25% 2021[4]	1,950	2,084
Sprint Corp. 7.875% 2023[4]	50,000	53,750
Sprint Corp. 7.125% 2024[4]	3,000	3,071
Sprint Nextel Corp. 9.125% 2017	112,350	129,483
Sprint Nextel Corp. 8.375% 2017	12,575	14,383
Sprint Nextel Corp. 7.00% 2020	6,500	6,906
Sprint Nextel Corp. 11.50% 2021	138,575	183,958
T-Mobile US, Inc. 6.542% 2020	6,000	6,293
T-Mobile US, Inc. 6.731% 2022	3,000	3,154
Verizon Communications Inc. 0.63% 2017[6]	19,000	19,045
Verizon Communications Inc. 1.35% 2017	2,125	2,124
Verizon Communications Inc. 3.45% 2021	705	720
Verizon Communications Inc. 4.15% 2024	10,000	10,362
Verizon Communications Inc. 5.05% 2034	20,365	21,653
Verizon Communications Inc. 6.55% 2043	22,913	28,833
Vodafone Group PLC 5.625% 2017	10,450	11,561
Wind Acquisition SA 4.75% 2020[4]	2,800	2,744
Wind Acquisition SA 7.375% 2021[4]	5,625	5,878
		766,419
Consumer discretionary 0.66%
Academy Sports 9.25% 2019[4]	10,000	10,650
Bed Bath & Beyond Inc. 5.165% 2044	8,750	8,732
Boyd Gaming Corp. 9.00% 2020	14,000	15,032
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	6,871
Caesars Entertainment Operating Co. 9.00% 2020	1,345	1,120
Carnival Corp. 3.95% 2020	23,100	24,203
CBS Corp. 1.95% 2017	14,500	14,716
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,180
CEC Entertainment, Inc. 8.00% 2022[4]	1,100	1,114
Cedar Fair, LP 5.375% 2024[4]	475	476
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,925	9,237
Cinemark USA, Inc. 5.125% 2022	2,500	2,531
Comcast Corp. 5.85% 2015	10,000	10,678
Comcast Corp. 6.30% 2017	7,000	8,096
Comcast Corp. 4.75% 2044	20,300	21,267
Cox Communications, Inc. 2.95% 2023[4]	11,570	10,969
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,142	2,149
Daimler Finance NA LLC 3.00% 2016[4]	2,500	2,582
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,990	8,975
DaimlerChrysler North America Holding Corp. 1.085% 2018[4,6]	6,500	6,573
Delta 2 (Formula One), Term Loan B, 4.75% 2021[6,7,8]	2,050	2,035
Delta 2 (Formula One), Term Loan B, 7.75% 2022[6,7,8]	2,225	2,231
DISH DBS Corp. 4.625% 2017	9,250	9,643
Dollar General Corp. 4.125% 2017	17,500	18,610
Dollar General Corp. 3.25% 2023	14,995	14,294
Capital Income Builder — Page 12 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
EchoStar DBS Corp. 7.125% 2016	$3,000	$3,202
Federated Department Stores, Inc. 6.90% 2029	3,177	4,007
Fiat SpA 8.25% 2021	2,875	3,170
Ford Motor Co. 4.75% 2043	750	755
Ford Motor Credit Co. 4.25% 2017	5,000	5,339
Ford Motor Credit Co. 2.375% 2018	2,500	2,540
Gannett Co., Inc. 5.125% 2019[4]	1,385	1,420
Gannett Co., Inc. 6.375% 2023[4]	475	502
General Motors Financial Co. 6.75% 2018	1,500	1,699
Harley-Davidson, Inc. 1.15% 2015[4]	7,500	7,535
Hilton Hotels Corp. 5.625% 2021[4]	1,800	1,889
Home Depot, Inc. 2.00% 2019	18,500	18,435
Home Depot, Inc. 4.40% 2021	10,000	11,172
Home Depot, Inc. 4.40% 2045	11,700	11,860
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,573
J.C. Penney Co., Inc. 5.75% 2018	1,655	1,523
Li & Fung Ltd. 6.00% (undated)[6]	28,831	30,541
Limited Brands, Inc. 8.50% 2019	3,006	3,637
Limited Brands, Inc. 7.00% 2020	2,994	3,398
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,569
Marriott International, Inc., Series I, 6.375% 2017	16,000	18,121
Mattel, Inc. 2.35% 2019	7,500	7,498
McClatchy Co. 9.00% 2022	2,000	2,215
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[4]	1,000	1,014
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,081
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,825	5,062
MGM Resorts International 6.875% 2016	2,000	2,155
MGM Resorts International 7.50% 2016	2,075	2,262
MGM Resorts International 6.75% 2020	2,025	2,197
MGM Resorts International 7.75% 2022	2,700	3,105
Michaels Stores, Inc. 7.50% 2018[4,6,9]	3,900	3,958
Michaels Stores, Inc. 5.875% 2020[4]	725	714
NBC Universal Enterprise, Inc. 0.919% 2018[4,6]	13,105	13,259
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	9,635	10,081
Needle Merger Sub Corp. 8.125% 2019[4]	5,000	5,000
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,150	3,339
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,9]	3,955	4,242
Neiman Marcus, Term Loan B, 4.25% 2020[6,7,8]	8,955	8,925
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,312
Pinnacle Entertainment, Inc. 6.375% 2021	1,250	1,294
Playa Resorts Holding BV 8.00% 2020[4]	1,600	1,696
Schaeffler Holding Finance BV 6.875% 2018[6,9]	€€ 1,600	2,252
Schaeffler Holding Finance BV 6.875% 2018[4,6,9]	$$1,275	1,345
Stackpole Intl. 7.75% 2021[4]	3,385	3,402
Starbucks Corp. 2.00% 2018	500	502
Target Corp. 6.00% 2018	24,000	27,476
Thomson Reuters Corp. 1.30% 2017	6,705	6,693
Thomson Reuters Corp. 4.30% 2023	2,085	2,179
Thomson Reuters Corp. 5.65% 2043	9,875	10,957
Time Inc. 5.75% 2022[4]	2,075	2,059
Time Inc., Term Loan B, 4.25% 2021[6,7,8]	5,000	4,994
Time Warner Cable Inc. 5.00% 2020	10,000	11,146
Time Warner Cable Inc. 4.00% 2021	4,840	5,137
Time Warner Inc. 5.875% 2016	18,600	20,585
Capital Income Builder — Page 13 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 2.10% 2019	$1,240	$1,227
Time Warner Inc. 4.05% 2023	31,840	32,667
Time Warner Inc. 3.55% 2024	2,000	1,969
Time Warner Inc. 4.65% 2044	3,250	3,174
Toys "R" Us-Delaware, Inc. 7.375% 2016[4]	2,000	1,880
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	1,990	1,980
Viacom Inc. 5.85% 2043	2,500	2,822
Viacom Inc. 5.25% 2044	4,350	4,572
Volkswagen Group of America Finance, LLC 1.25% 2017[4]	11,000	10,979
Walt Disney Co. 1.85% 2019	11,700	11,579
Warner Music Group 6.75% 2022[4]	2,575	2,517
Weyerhaeuser Real Estate Co 5.875 2024[4]	1,150	1,171
		624,524
Health care 0.63%
AbbVie Inc. 2.90% 2022	6,215	6,002
Aetna Inc. 1.50% 2017	2,640	2,639
Aetna Inc. 2.20% 2019	1,995	1,993
Aetna Inc. 4.75% 2044	2,000	2,105
Amgen Inc. 2.50% 2016	4,000	4,137
Amgen Inc. 1.25% 2017	11,500	11,467
Amgen Inc. 2.20% 2019	22,500	22,381
Amgen Inc. 3.625% 2024	1,500	1,505
Baxter International Inc. 1.85% 2018	5,810	5,818
Baxter International Inc. 3.20% 2023	5,925	5,847
Biogen Idec Inc. 6.875% 2018	1,000	1,169
Boston Scientific Corp. 6.00% 2020	8,075	9,360
Cardinal Health, Inc. 4.00% 2015	1,410	1,453
Cardinal Health, Inc. 5.80% 2016	5,000	5,516
Cardinal Health, Inc. 1.90% 2017	4,500	4,553
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	1,435	1,444
Celgene Corp 3.625% 2024	24,440	24,472
Celgene Corp 4.625% 2044	17,850	17,811
Centene Corp. 5.75% 2017	3,175	3,421
Centene Corp. 4.75% 2022	680	688
ConvaTec Finance International SA 8.25% 2019[4,6,9]	3,525	3,604
CRC Health Corp, Term Loan, 5.25% 2021[6,7,8]	608	614
Dignity Health 3.125% 2022	5,000	4,683
DJO Finance LLC 9.75% 2017	1,600	1,664
DJO Finance LLC 8.75% 2018	2,205	2,348
DJO Finance LLC 7.75% 2018	495	512
DJO Finance LLC 9.875% 2018	7,835	8,305
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,975	1,970
Express Scripts Inc. 2.75% 2014	2,000	2,015
Express Scripts Inc. 2.10% 2015	4,000	4,035
Express Scripts Inc. 3.125% 2016	706	734
Express Scripts Inc. 2.65% 2017	6,090	6,292
Express Scripts Inc. 2.25% 2019	9,000	8,921
Forest Laboratories, Inc. 4.375% 2019[4]	920	988
Forest Laboratories, Inc. 5.00% 2021[4]	2,025	2,210
Gilead Sciences, Inc. 2.40% 2014	9,015	9,072
Gilead Sciences, Inc. 3.05% 2016	18,215	19,035
Gilead Sciences, Inc. 3.70% 2024	8,640	8,869
Gilead Sciences, Inc. 4.80% 2044	21,225	22,653
Capital Income Builder — Page 14 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline Capital Inc. 5.65% 2018	$2,500	$2,851
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	950	956
HCA Inc. 3.75% 2019	1,915	1,905
HCA Inc. 6.50% 2020	3,000	3,266
HCA Inc. 5.00% 2024	1,550	1,542
inVentiv Health Inc, Term Loan B4, 7.75% 2018[6,7,8]	2,940	2,947
inVentiv Health Inc. 9.00% 2018[4]	3,500	3,701
inVentiv Health Inc. 11.00% 2018[4]	5,000	4,550
inVentiv Health Inc. 11.00% 2018[4]	3,000	2,723
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,771
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[6,7,8]	3,075	3,072
Kinetic Concepts, Inc. 10.50% 2018	6,685	7,420
Kinetic Concepts, Inc. 12.50% 2019	1,260	1,416
McKesson Corp. 0.95% 2015	2,730	2,740
McKesson Corp. 3.25% 2016	1,600	1,658
McKesson Corp. 1.292% 2017	12,400	12,396
McKesson Corp. 1.40% 2018	1,485	1,460
McKesson Corp. 2.284% 2019	5,810	5,797
McKesson Corp. 3.796% 2024	2,640	2,684
McKesson Corp. 4.883% 2044	8,500	8,858
Medtronic, Inc. 4.625% 2044	3,900	4,044
Merck & Co., Inc. 0.586% 2018[6]	35,000	35,151
Merck & Co., Inc. 2.80% 2023	1,695	1,647
Multiplan Inc., Term Loan B, 4.00% 2021[6,7,8]	4,489	4,475
Novartis Capital Corp. 3.40% 2024	14,540	14,698
Novartis Capital Corp. 4.40% 2044	4,500	4,685
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,002
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	4,610	4,339
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[6,7,8]	5,050	5,055
Patheon Inc. 7.50% 2022[4]	235	243
Patheon Inc., Term Loan B, 4.25% 2021[6,7,8]	1,725	1,714
Pfizer Inc. 0.531% 2018[6]	10,000	10,029
Pfizer Inc. 2.10% 2019	23,250	23,306
Pfizer Inc. 3.40% 2024	2,500	2,519
Pfizer Inc. 4.40% 2044	6,250	6,420
PRA Holdings, Inc. 9.50% 2023[4]	1,170	1,293
Roche Holdings, Inc. 6.00% 2019[4]	10,341	12,063
Roche Holdings, Inc. 7.00% 2039[4]	6,500	9,141
Schering-Plough Corp. 6.00% 2017	42,500	48,530
Select Medical Holdings Corp. 6.375% 2021	6,005	6,185
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,345
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,700
Tenet Healthcare Corp. 8.125% 2022	2,545	2,850
Thermo Fisher Scientific Inc. 1.30% 2017	945	945
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,019
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	14,542
UnitedHealth Group Inc. 6.00% 2017	2,050	2,316
UnitedHealth Group Inc. 3.875% 2020	2,900	3,097
UnitedHealth Group Inc. 2.75% 2023	2,210	2,133
UnitedHealth Group Inc. 2.875% 2023	10,500	10,215
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,143
VPI Escrow Corp. 6.375% 2020[4]	6,065	6,285
VPI Escrow Corp. 7.50% 2021[4]	2,015	2,184
VPI Escrow Corp. 5.625% 2021[4]	350	347
Capital Income Builder — Page 15 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VWR Funding, Inc. 7.25% 2017	$5,000	$5,300
WellPoint, Inc. 2.30% 2018	2,740	2,780
		594,758
Utilities 0.52%
AES Corp. 7.375% 2021	5,000	5,725
American Electric Power Co. 1.65% 2017	10,500	10,519
Calpine Corp. 5.375% 2023	3,300	3,230
Calpine Corp. 7.875% 2023[4]	500	546
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,330
CMS Energy Corp. 5.05% 2018	650	718
CMS Energy Corp. 8.75% 2019	29,912	38,455
CMS Energy Corp. 6.25% 2020	564	667
CMS Energy Corp. 5.05% 2022	5,460	6,166
CMS Energy Corp. 3.875% 2024	20,176	20,889
CMS Energy Corp. 4.70% 2043	2,924	3,004
CMS Energy Corp. 4.875% 2044	13,059	13,771
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,643
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	5,000	5,862
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,413	1,707
Duke Energy Corp. 0.612% 2017[6]	5,000	5,018
Duke Energy Corp. 3.95% 2023	19,403	20,195
Duke Energy Corp. 3.75% 2024	14,900	15,292
Entergy Corp. 4.70% 2017	6,500	6,997
Entergy Louisiana, LLC 3.30% 2022	4,520	4,590
Entergy Louisiana, LLC 3.78% 2025	3,500	3,533
FirstEnergy Transmission LLC 5.45% 2044[4]	5,500	5,582
MidAmerican Energy Holdings Co. 3.75% 2023	19,785	20,302
National Grid PLC 6.30% 2016	20,725	22,869
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	10,000	12,140
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	2,724	2,622
NV Energy, Inc 6.25% 2020	45,238	53,658
Ohio Power Co., Series G, 6.60% 2033	3,000	3,885
Pacific Gas and Electric Co. 3.25% 2023	10,000	9,986
Pacific Gas and Electric Co. 3.85% 2023	10,000	10,462
Pacific Gas and Electric Co. 6.05% 2034	1,576	1,946
Pacific Gas and Electric Co. 4.75% 2044	7,500	8,037
PacifiCorp., First Mortgage Bonds, 5.50% 2019	9,880	11,275
PacifiCorp., First Mortgage Bonds, 7.70% 2031	304	441
PacifiCorp., First Mortgage Bonds, 5.25% 2035	2,096	2,418
Pennsylvania Electric Co. 6.05% 2017	3,000	3,386
PG&E Corp. 2.40% 2019	5,955	5,982
Progress Energy, Inc. 7.05% 2019	9,650	11,643
Progress Energy, Inc. 7.75% 2031	6,364	8,949
Progress Energy, Inc. 7.00% 2031	5,598	7,475
PSEG Power LLC 2.45% 2018	3,000	3,041
PSEG Power LLC 4.30% 2023	5,000	5,206
Public Service Co. of Colorado 5.80% 2018	4,850	5,531
Public Service Co. of Colorado 3.20% 2020	475	488
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,058	10,791
Puget Sound Energy, Inc., First Lien, 6.00% 2021	2,695	3,157
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,012	11,537
Puget Sound Energy Inc. 6.724% 2036	4,500	6,139
State Grid Overseas Investment Ltd. 1.75% 2018[4]	10,000	9,816
Capital Income Builder — Page 16 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Tampa Electric Co. 5.40% 2021	$1,987	$2,292
Tampa Electric Co. 2.60% 2022	6,350	6,133
Tampa Electric Co. 4.35% 2044	2,800	2,862
Teco Finance, Inc. 4.00% 2016	1,278	1,341
Teco Finance, Inc. 5.15% 2020	13,551	15,196
Virginia Electric and Power Co. 3.45% 2024	1,995	2,028
Xcel Energy Inc. 4.70% 2020	10,169	11,292
		495,765
Industrials 0.45%
AAF Holdings LLC 12.75% 2019[4,6,8,9]	2,225	2,272
ADS Waste Escrow 8.25% 2020	1,275	1,364
Allegiant Travel Co. 5.50% 2019	3,125	3,176
Altegrity, Inc. 9.50% 2019[4]	7,250	7,259
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	472	511
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	7,125	7,116
Atlas Copco AB 5.60% 2017[4]	17,290	19,132
BakerCorp International, Inc. 8.25% 2019	6,500	6,597
BE Aerospace, Inc. 5.25% 2022	8,815	9,597
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,547
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,261
Builders Firstsource 7.625% 2021[4]	2,075	2,174
Burlington Northern Santa Fe LLC 3.75% 2024	2,665	2,745
Burlington Northern Santa Fe LLC 4.90% 2044	2,740	2,918
Canadian National Railway Co. 5.55% 2018	25,000	28,333
CEVA Group PLC 4.00% 2018[4]	1,250	1,169
CEVA Group PLC 7.00% 2021[4]	1,850	1,896
CEVA Group PLC 9.00% 2021[4]	775	794
CEVA Group PLC, LOC, 6.50% 2021[6,7,8]	515	505
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	747	733
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	542	531
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	93	92
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	3,315	3,545
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	2,939	3,154
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	10,014	11,567
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	11,540	13,192
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	7,106	7,870
CSX Corp. 3.40% 2024	19,775	19,777
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[6,7,8]	1,864	1,875
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[6,7,8]	783	787
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	1,244	1,467
ERAC USA Finance Co. 1.40% 2016[4]	5,000	5,032
Esterline Technologies Corp. 7.00% 2020	10,350	11,049
European Aeronautic Defence and Space Company 2.70% 2023[4]	24,000	23,201
Far East Capital Limited SA 8.00% 2018[4]	680	510
Far East Capital Limited SA 8.75% 2020[4]	685	514
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	9,240	9,209
Gates Global LLC 6.00% 2022[4]	3,450	3,381
Gates Global LLC, Term Loan B, 4.25% 2021[6,7,8]	2,650	2,637
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	60,000	70,308
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	30,000	33,355
General Electric Co. 4.50% 2044	4,000	4,162
General Electric Corp. 5.25% 2017	12,500	14,003
Jeld-Wen Escrow Corp. 12.25% 2017[4]	10,000	10,700
Capital Income Builder — Page 17 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LMI Aerospace Inc. 7.375% 2019[4]	$2,550	$2,591
Milacron LLC 7.75% 2021[4]	900	974
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	767
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	5,925	5,866
Nortek Inc. 10.00% 2018	5,000	5,325
Nortek Inc. 8.50% 2021	2,500	2,725
Ply Gem Industries, Inc. 6.50% 2022[4]	1,850	1,737
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[6,7,8]	1,995	1,982
R.R. Donnelley & Sons Co. 7.875% 2021	1,475	1,674
R.R. Donnelley & Sons Co. 6.50% 2023	2,075	2,142
Republic Services, Inc. 3.80% 2018	2,500	2,666
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,025	4,236
TransDigm Inc. 5.50% 2020	8,000	7,960
United Rentals, Inc. 6.125% 2023	4,000	4,157
United Technologies Corp. 4.50% 2042	6,000	6,235
Volvo Treasury AB 5.95% 2015[4]	11,950	12,363
Waste Management, Inc. 2.60% 2016	4,445	4,593
Watco Companies 6.375% 2023[4]	1,735	1,770
		428,780
Consumer staples 0.42%
Altria Group, Inc. 9.70% 2018	12,328	15,997
Altria Group, Inc. 9.25% 2019	3,834	5,032
Altria Group, Inc. 4.75% 2021	1,500	1,653
Altria Group, Inc. 2.85% 2022	5,000	4,785
Altria Group, Inc. 2.95% 2023	3,800	3,608
Altria Group, Inc. 4.00% 2024	9,500	9,697
Altria Group, Inc. 4.25% 2042	2,000	1,829
Altria Group, Inc. 5.375% 2044	4,600	4,944
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,250
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,004
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,576
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,864
C&S Group Enterprises LLC 5.375% 2022[4]	3,250	3,209
Coca-Cola Co. 1.50% 2015	4,000	4,050
Coca-Cola Co. 1.80% 2016	500	511
Coca-Cola Co. 3.30% 2021	2,000	2,080
Coca-Cola Co. 3.20% 2023	7,170	7,297
ConAgra Foods, Inc. 1.90% 2018	5,150	5,153
ConAgra Foods, Inc. 3.20% 2023	9,900	9,653
CVS Caremark Corp. 2.25% 2018	3,000	3,028
CVS Caremark Corp. 4.00% 2023	22,920	23,972
Del Monte Corp. 7.625% 2019	380	392
Delhaize Group 6.50% 2017	19,210	21,577
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,987
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,448
Ingles Markets, Inc. 5.75% 2023	1,900	1,910
Kraft Foods Inc. 3.50% 2022	6,000	6,116
Kraft Foods Inc. 5.00% 2042	5,200	5,560
Kroger Co. 6.40% 2017	31,300	35,729
Kroger Co. 3.85% 2023	950	974
Kroger Co. 4.00% 2024	2,350	2,426
Kroger Co. 5.00% 2042	3,750	3,958
Mondelez International, Inc. 4.00% 2024	24,000	24,964
Capital Income Builder — Page 18 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 2.50% 2016	$10,000	$10,323
Pernod Ricard SA 2.95% 2017[4]	19,500	20,189
Pernod Ricard SA 4.45% 2022[4]	10,000	10,612
Philip Morris International Inc. 3.60% 2023	4,545	4,635
Philip Morris International Inc. 3.875% 2042	4,500	4,116
Philip Morris International Inc. 4.875% 2043	3,500	3,731
Post Holdings, Inc. 6.75% 2021[4]	500	521
Post Holdings, Inc. 7.375% 2022	1,250	1,322
Reynolds American Inc. 3.25% 2022	4,000	3,854
Reynolds American Inc. 6.15% 2043	1,500	1,715
SABMiller Holdings Inc. 2.45% 2017[4]	16,815	17,280
SABMiller Holdings Inc. 2.20% 2018[4]	3,700	3,724
Smithfield Foods, Inc. 5.25% 2018[4]	800	822
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[6,7,8]	1,000	1,006
Tesco PLC 5.50% 2017[4]	1,558	1,739
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[8]	1,428	1,461
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,684
Wal-Mart Stores, Inc. 3.30% 2024	5,960	5,987
Wal-Mart Stores, Inc. 4.75% 2043	4,250	4,586
Wal-Mart Stores, Inc. 4.30% 2044	3,500	3,518
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,130
WM. Wrigley Jr. Co 3.375% 2020[4]	29,685	30,547
		404,735
Information technology 0.28%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	1,150	1,164
Alcatel-Lucent USA Inc. 8.875% 2020[4]	8,450	9,422
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,500	1,541
Apple Inc. 0.523% 2019[6]	8,000	7,998
Avago Technologies Ltd., Term Loan B, 3.75% 2021[6,7,8]	31,475	31,450
Ceridian LLC / Comdata Inc. 8.125% 2017[4]	2,050	2,050
Cisco Systems, Inc. 0.733% 2019[6]	7,500	7,569
Dell, Inc. Term Loan B, 4.50% 2020[6,7,8]	5,271	5,286
eBay Inc. 2.20% 2019	11,000	10,927
eBay Inc. 3.45% 2024	8,500	8,416
First Data Holdings, Inc. 14.50% 2019[4,9]	5,990	6,498
First Data Corp. 6.75% 2020[4]	5,255	5,570
First Data Corp. 12.625% 2021	8,500	10,205
First Data Corp. 11.75% 2021	2,921	3,425
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,000	1,000
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,200	2,271
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,7,8]	1,493	1,499
International Business Machines Corp. 1.95% 2016	7,925	8,118
International Business Machines Corp. 3.375% 2023	10,000	10,094
Lawson Software, Inc. 9.375% 2019	5,975	6,550
National Semiconductor Corp. 6.60% 2017	10,000	11,498
Oracle Corp. 0.814% 2019[6]	10,000	10,099
Oracle Corp. 2.25% 2019	6,000	5,981
Oracle Corp. 2.80% 2021	6,500	6,464
Oracle Corp. 3.40% 2024	24,500	24,431
Oracle Corp. 4.50% 2044	3,000	3,035
Samsung Electronics America, Inc. 1.75% 2017[4]	16,850	16,921
Seagate Technology LLC 4.75% 2025[4]	6,250	6,188
Serena Software, Inc. Term Loan B 7.50% 2020[6,7,8]	4,050	4,089
Capital Income Builder — Page 19 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	$8,149	$8,189
SunGard Data Systems Inc. 7.375% 2018	3,790	3,963
SunGard Data Systems Inc. 7.625% 2020	3,450	3,666
Xerox Corp. 6.40% 2016	602	655
Xerox Corp. 6.75% 2017	280	316
Xerox Corp. 2.95% 2017	9,940	10,343
Xerox Corp. 2.80% 2020	6,500	6,431
		263,322
Materials 0.23%
Arbermarle Corp. 5.10% 2015	3,500	3,576
ArcelorMittal 5.00% 2017[6]	24,950	25,761
ArcelorMittal 10.35% 2019[6]	750	938
ArcelorMittal 6.00% 2021[6]	1,000	1,041
ArcelorMittal 6.75% 2022[6]	20,500	22,294
Ball Corp. 5.00% 2022	1,175	1,178
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,332
CEMEX Finance LLC 7.25% 2021[4]	1,250	1,328
Dow Chemical Co. 5.70% 2018	402	456
Dow Chemical Co. 4.125% 2021	2,500	2,661
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,651
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,705
Ecolab Inc. 2.375% 2014	750	755
Ecolab Inc. 3.00% 2016	8,725	9,111
Ecolab Inc. 4.35% 2021	1,500	1,632
First Quantum Minerals Ltd. 6.75% 2020[4]	7,898	8,095
First Quantum Minerals Ltd. 7.00% 2021[4]	8,398	8,692
FMG Resources 6.00% 2017[4]	1,000	1,021
FMG Resources 6.875% 2018[4]	5,000	5,200
FMG Resources 8.25% 2019[4]	4,000	4,315
Georgia Gulf Corp. 4.875% 2023	3,500	3,426
Glencore Xstrata LLC 4.125% 2023[4]	4,000	3,996
Glencore Xstrata LLC 4.625% 2024[4]	5,000	5,126
JMC Steel Group Inc. 8.25% 2018[4]	8,575	8,521
LSB Industries, Inc. 7.75% 2019	2,100	2,263
Monsanto Co. 2.75% 2021	515	511
Monsanto Co. 4.20% 2034	5,520	5,561
Monsanto Co. 4.40% 2044	300	300
Mosaic Co. 4.25% 2023	1,700	1,784
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	420
PQ Corp. 8.75% 2018[4]	2,031	2,178
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,545	2,513
Reynolds Group Inc. 7.875% 2019	3,565	3,810
Reynolds Group Inc. 9.875% 2019	680	736
Reynolds Group Inc. 5.75% 2020	10,000	10,225
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,031
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	14,856
Ryerson Inc. 9.00% 2017	3,275	3,476
Ryerson Inc. 11.25% 2018	3,000	3,330
Solenis, Term Loan, 7.75% 2022[6,7,8]	2,245	2,243
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,156
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	2,886	2,875
Walter Energy, Inc. 9.50% 2019[4]	1,000	996
Walter Energy, Inc. 9.875% 2020	1,275	669
Capital Income Builder — Page 20 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Xstrata Canada Financial Corp. 3.60% 2017[4]	$4,000	$4,190
Xstrata Canada Financial Corp. 4.95% 2021[4]	3,750	4,049
Yara International ASA 7.875% 2019[4]	2,225	2,697
		218,680
Total corporate bonds & notes		6,010,469
U.S. Treasury bonds & notes 4.12% U.S. Treasury 3.69%
U.S. Treasury 4.25% 2014	100,000	101,211
U.S. Treasury 11.25% 2015	249,810	264,839
U.S. Treasury 0.25% 2015	24,365	24,395
U.S. Treasury 2.125% 2015	50,000	50,833
U.S. Treasury 4.25% 2015	75,000	78,181
U.S. Treasury 10.625% 2015	7,500	8,316
U.S. Treasury 9.875% 2015	106,950	120,290
U.S. Treasury 0.375% 2016	25,000	25,031
U.S. Treasury 4.50% 2016	40,000	42,551
U.S. Treasury 9.25% 2016	96,000	109,161
U.S. Treasury 2.625% 2016	25,000	25,903
U.S. Treasury 1.75% 2016	10,000	10,227
U.S. Treasury 1.50% 2016	70,000	71,254
U.S. Treasury 3.25% 2016	50,000	52,589
U.S. Treasury 0.625% 2016	25,000	24,959
U.S. Treasury 7.50% 2016	190,000	219,568
U.S. Treasury 0.875% 2017	25,000	24,975
U.S. Treasury 4.50% 2017	100,000	109,907
U.S. Treasury 8.75% 2017	50,000	60,844
U.S. Treasury 8.875% 2017	135,850	167,771
U.S. Treasury 3.50% 2018	125,000	134,487
U.S. Treasury 1.375% 2018	10,000	9,966
U.S. Treasury 1.375% 2018	59,000	58,728
U.S. Treasury 1.50% 2018	24,000	23,977
U.S. Treasury 1.375% 2018	63,500	63,036
U.S. Treasury 1.25% 2018	27,750	27,371
U.S. Treasury 1.25% 2018	58,250	57,369
U.S. Treasury 1.625% 2019	100,000	99,645
U.S. Treasury 1.625% 2019	11,200	11,151
U.S. Treasury 3.125% 2019	50,000	53,250
U.S. Treasury 1.50% 2019	197,250	195,031
U.S. Treasury 1.625% 2019	31,700	31,508
U.S. Treasury 1.625% 2019	60,912	60,529
U.S. Treasury 8.125% 2019	43,440	56,867
U.S. Treasury 8.75% 2020	30,000	41,286
U.S. Treasury 8.75% 2020	50,000	69,302
U.S. Treasury 3.625% 2021	10,000	10,931
U.S. Treasury 3.125% 2021	25,000	26,508
U.S. Treasury 8.125% 2021	25,000	34,754
U.S. Treasury 8.00% 2021	77,500	107,689
U.S. Treasury 7.125% 2023	25,000	34,199
U.S. Treasury 2.50% 2023	299,000	299,284
U.S. Treasury 6.25% 2023	25,000	32,761
U.S. Treasury 2.75% 2023	181,550	185,228
U.S. Treasury 2.75% 2024	108,400	110,376
Capital Income Builder — Page 21 of 33

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2024	$22,280	$22,156
U.S. Treasury 6.875% 2025	25,000	35,238
U.S. Treasury 2.75% 2042	10,750	9,624
U.S. Treasury 3.75% 2043	2,000	2,166
U.S. Treasury 3.375% 2044	6,500	6,566
		3,503,788
U.S. Treasury inflation-protected securities 0.43%
U.S. Treasury Inflation-Protected Security 0.50% 2015[10]	66,090	66,736
U.S. Treasury Inflation-Protected Security 1.875% 2015[10]	48,630	50,235
U.S. Treasury Inflation-Protected Security 2.00% 2016[10]	23,970	25,120
U.S. Treasury Inflation-Protected Security 0.125% 2016[10]	54,261	55,441
U.S. Treasury Inflation-Protected Security 0.125% 2019[10]	8,883	9,073
U.S. Treasury Inflation-Protected Security 0.375% 2023[10]	35,775	36,320
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	48,838	48,069
U.S. Treasury Inflation-Protected Security 2.00% 2026[10]	5,992	7,042
U.S. Treasury Inflation-Protected Security 1.375% 2044[10]	98,366	108,998
		407,034
Total U.S. Treasury bonds & notes		3,910,822
Mortgage-backed obligations 3.46%
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6,8]	227	228
Aventura Mall Trust, Series A, 3.743% 2032[4,6,8]	1,000	1,057
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.703% 2045[6,8]	2,099	2,139
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[6,8]	6,684	7,059
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.565% 2049[6,8]	5,000	5,473
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.822% 2051[6,8]	1,640	1,825
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[6,8]	151	153
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.641% 2034[6,8]	1,209	1,210
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6,8]	203	225
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6,8]	4,320	4,851
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[6,8]	5,000	5,575
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	19,069	20,359
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.179% 2043[4,6,8]	2,250	2,311
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[8]	1,827	1,980
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4,8]	12,500	13,247
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[4,6,8]	6,000	6,015
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2027[4,6,8]	2,100	2,103
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 2.00% 2027[4,6,8]	2,100	2,107
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2027[4,6,8]	1,500	1,506
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[8]	349	380
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[8]	223	237
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[8]	262	282
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[6,8]	1,500	1,544
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.463% 2039[6,8]	3,358	3,393
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[8]	32,645	35,123
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.605% 2049[6,8]	117	128
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	22,581	23,457
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.004% 2031[4,6,8]	11,800	11,829
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.354% 2031[4,6,8]	4,515	4,527
Capital Income Builder — Page 22 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-C, 1.754% 2031[4,6,8]	$3,270	$3,278
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[8]	988	1,027
Fannie Mae 4.50% 2020[8]	1,280	1,353
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[8]	5,256	5,538
Fannie Mae 6.00% 2021[8]	1,449	1,586
Fannie Mae 5.00% 2023[8]	2,562	2,773
Fannie Mae 6.00% 2024[8]	35	38
Fannie Mae 4.00% 2024[8]	4,710	5,016
Fannie Mae 4.50% 2024[8]	13,789	14,712
Fannie Mae 4.50% 2024[8]	3,505	3,738
Fannie Mae 6.00% 2024[8]	4,196	4,714
Fannie Mae 6.00% 2026[8]	15,886	17,800
Fannie Mae 6.00% 2027[8]	23,889	26,781
Fannie Mae 2.50% 2027[8]	9,095	9,162
Fannie Mae 3.00% 2027[8]	34,342	35,482
Fannie Mae 2.50% 2027[8]	102,561	103,321
Fannie Mae 2.50% 2027[8]	8,780	8,845
Fannie Mae 2.50% 2027[8]	5,592	5,634
Fannie Mae 2.50% 2027[8]	922	931
Fannie Mae 2.50% 2027[8]	27,119	27,320
Fannie Mae 2.50% 2027[8]	17,765	17,935
Fannie Mae 2.50% 2027[8]	3,977	4,006
Fannie Mae 2.50% 2027[8]	3,967	3,997
Fannie Mae 2.50% 2027[8]	3,963	3,992
Fannie Mae 2.50% 2028[8]	41,139	41,444
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	949	1,065
Fannie Mae 5.50% 2033[8]	716	802
Fannie Mae 5.00% 2035[8]	1,242	1,375
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[8]	4,889	5,488
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	2,760	2,607
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	3,582	3,288
Fannie Mae 6.00% 2036[8]	5,767	6,478
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[8]	14,117	15,794
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[8]	10,692	11,705
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[8]	503	454
Fannie Mae, Series 2006-65, Class PF, 0.435% 2036[6,8]	3,433	3,439
Fannie Mae 6.00% 2036[8]	2,124	2,386
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	705	625
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[8]	6,131	6,724
Fannie Mae 6.00% 2036[8]	11,540	12,963
Fannie Mae 6.00% 2036[8]	5,380	6,043
Fannie Mae 7.00% 2036[8]	58	63
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[8]	22,574	25,266
Fannie Mae 6.00% 2036[8]	8,862	9,955
Fannie Mae 7.50% 2037[8]	260	298
Fannie Mae 7.50% 2037[8]	363	416
Fannie Mae 7.50% 2037[8]	308	336
Fannie Mae 6.50% 2037[8]	179	193
Fannie Mae 7.50% 2037[8]	1,135	1,301
Fannie Mae 5.50% 2037[8]	698	782
Fannie Mae 7.00% 2037[8]	7,095	7,950
Fannie Mae 7.50% 2037[8]	42	49
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	5,191	5,704
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037[8]	26,559	28,668
Capital Income Builder — Page 23 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[8]	$12,544	$13,691
Fannie Mae 7.00% 2037[8]	541	594
Fannie Mae 6.50% 2037[8]	758	815
Fannie Mae 6.50% 2037[8]	443	496
Fannie Mae 6.50% 2037[8]	3,415	3,824
Fannie Mae 7.00% 2038[8]	160	182
Fannie Mae 5.50% 2038[8]	6,784	7,553
Fannie Mae 5.50% 2038[8]	1,420	1,580
Fannie Mae 5.50% 2038[8]	5,218	5,809
Fannie Mae 5.50% 2038[8]	2,928	3,260
Fannie Mae 5.189% 2038[6,8]	3,057	3,296
Fannie Mae 5.28% 2038[6,8]	322	347
Fannie Mae 6.00% 2038[8]	3,406	3,829
Fannie Mae 5.50% 2038[8]	713	790
Fannie Mae 2.26% 2039[6,8]	3,759	4,032
Fannie Mae 2.316% 2039[6,8]	2,470	2,618
Fannie Mae 2.38% 2039[6,8]	1,396	1,497
Fannie Mae 3.232% 2039[6,8]	2,453	2,619
Fannie Mae 3.64% 2039[6,8]	1,043	1,107
Fannie Mae 3.674% 2039[6,8]	2,253	2,365
Fannie Mae 3.943% 2039[6,8]	2,152	2,308
Fannie Mae 3.472% 2039[6,8]	4,008	4,247
Fannie Mae 3.657% 2039[6,8]	3,466	3,633
Fannie Mae 3.969% 2039[6,8]	3,789	4,065
Fannie Mae 3.983% 2039[6,8]	691	728
Fannie Mae 3.726% 2039[6,8]	1,143	1,226
Fannie Mae 5.50% 2039[8]	604	669
Fannie Mae 4.377% 2040[6,8]	4,331	4,602
Fannie Mae 6.00% 2040[8]	30,081	33,776
Fannie Mae 4.19% 2040[6,8]	3,596	3,811
Fannie Mae 4.00% 2040[8]	3,984	4,192
Fannie Mae 4.00% 2040[8]	1,059	1,118
Fannie Mae 3.801% 2041[6,8]	3,479	3,725
Fannie Mae 3.526% 2041[6,8]	1,783	1,863
Fannie Mae 4.00% 2041[8]	9,888	10,406
Fannie Mae 5.00% 2041[8]	22,906	25,303
Fannie Mae 6.00% 2041[8]	18,700	21,090
Fannie Mae 4.00% 2041[8]	578	611
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	141	158
Fannie Mae 4.00% 2041[8]	862	910
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	122	143
Fannie Mae 4.00% 2041[8]	1,770	1,869
Fannie Mae 4.00% 2041[8]	1,024	1,081
Fannie Mae 4.00% 2042[8]	25,259	26,643
Fannie Mae 4.00% 2042[8]	4,587	4,832
Fannie Mae 4.00% 2042[8]	2,924	3,087
Fannie Mae 4.00% 2042[8]	314,144	331,364
Fannie Mae 4.00% 2042[8]	17,058	17,966
Fannie Mae 4.00% 2042[8]	8,902	9,399
Fannie Mae 4.00% 2042[8]	41,710	43,994
Fannie Mae 4.00% 2042[8]	3,152	3,321
Fannie Mae 4.00% 2042[8]	6,301	6,647
Fannie Mae 3.50% 2042[8]	18,847	19,216
Fannie Mae 4.00% 2043[8]	33,308	35,053
Fannie Mae 4.00% 2043[8]	28,940	30,554
Capital Income Builder — Page 24 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[8]	$23,336	$24,667
Fannie Mae 4.50% 2043[8]	10,980	11,833
Fannie Mae 4.50% 2043[8]	14,322	15,429
Fannie Mae 4.50% 2043[8]	4,484	4,833
Fannie Mae 3.50% 2044[8,11]	108,548	110,563
Fannie Mae 4.00% 2044[8,11]	180,745	190,008
Fannie Mae 4.50% 2044[8,11]	371,510	399,977
Fannie Mae 3.50% 2044[8,11]	139,322	141,505
Fannie Mae 4.00% 2044[8,11]	104,655	109,710
Fannie Mae 4.50% 2044[8,11]	238,740	256,441
Fannie Mae 7.00% 2047[8]	295	332
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	2,388	2,535
Freddie Mac 5.50% 2023[8]	2,506	2,762
Freddie Mac, Series 2642, Class BL, 3.50% 2023[8]	1,086	1,131
Freddie Mac, Series 2626, Class NG, 3.50% 2023[8]	278	288
Freddie Mac, Series 1617, Class PM, 6.50% 2023[8]	909	1,019
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[8]	1,349	1,272
Freddie Mac 6.00% 2026[8]	2,323	2,605
Freddie Mac 5.50% 2027[8]	4,652	5,159
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	3,189	3,526
Freddie Mac, Series 2153, Class GG, 6.00% 2029[8]	1,700	1,911
Freddie Mac 6.50% 2032[8]	974	1,121
Freddie Mac, Series 3061, Class PN, 5.50% 2035[8]	4,724	5,251
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[8]	909	850
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	5,074	4,652
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	1,658	1,540
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[8]	3,008	2,745
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	1,682	1,575
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	1,553	1,458
Freddie Mac, Series 3156, Class NG, 6.00% 2036[8]	14,352	15,732
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	7,469	8,217
Freddie Mac, Series 3271, Class OA, 6.00% 2037[8]	10,741	11,771
Freddie Mac 5.00% 2038[8]	3,151	3,469
Freddie Mac 5.00% 2038[8]	792	874
Freddie Mac 5.00% 2038[8]	771	848
Freddie Mac 4.953% 2038[6,8]	1,133	1,216
Freddie Mac 5.50% 2038[8]	7,899	8,720
Freddie Mac 5.00% 2039[8]	26,399	29,003
Freddie Mac 3.69% 2039[6,8]	1,097	1,155
Freddie Mac 6.00% 2040[8]	273	306
Freddie Mac 4.50% 2041[8]	37,490	40,328
Freddie Mac 4.50% 2041[8]	1,752	1,885
Freddie Mac 5.50% 2041[8]	13,565	14,975
Freddie Mac 5.00% 2041[8]	633	695
Freddie Mac 4.50% 2043[8]	4,886	5,267
Freddie Mac 4.00% 2043[8]	13,353	14,077
Freddie Mac 6.50% 2047[8]	424	473
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[6,8]	9,046	9,075
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[8]	3,528	3,320
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[8]	2,496	2,253
Government National Mortgage Assn. 4.50% 2037[8]	4,202	4,568
Government National Mortgage Assn. 6.50% 2039[8]	1,347	1,513
Government National Mortgage Assn. 6.00% 2039[8]	8,521	9,700
Government National Mortgage Assn. 5.50% 2040[8]	9,804	11,048
Government National Mortgage Assn. 5.00% 2040[8]	6,180	6,803
Capital Income Builder — Page 25 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2040[8]	$519	$536
Government National Mortgage Assn. 5.00% 2041[8]	8,312	9,134
Government National Mortgage Assn. 6.50% 2041[8]	3,561	3,937
Government National Mortgage Assn. 4.50% 2041[8]	6,478	7,065
Government National Mortgage Assn. 4.00% 2043[8]	23,183	24,598
Government National Mortgage Assn. 6.22% 2058[8]	1,013	1,075
Government National Mortgage Assn., Series 2003, 6.116% 2058[8]	1,005	1,075
Government National Mortgage Assn. 6.205% 2058[8]	3,194	3,423
Government National Mortgage Assn. 6.172% 2058[8]	480	510
Government National Mortgage Assn. 5.816% 2058[8]	7,502	7,972
Government National Mortgage Assn. 4.587% 2061[8]	3,027	3,289
Government National Mortgage Assn. 4.528% 2062[8]	8,232	8,961
Government National Mortgage Assn. 4.625% 2062[8]	3,425	3,747
Government National Mortgage Assn. 4.76% 2064[8]	2,039	2,209
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[6,8]	13,959	14,954
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[8]	2,323	2,529
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	11,000	11,939
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[8]	1,470	1,633
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,8]	7,975	8,032
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,8]	9,250	9,460
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4,8]	11,580	11,777
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4,8]	1,500	1,543
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[8]	5,000	5,133
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6,8]	14,840	15,365
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.866% 2045[6,8]	40,508	43,351
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[8]	5,209	5,612
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	12,377	12,888
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	11,255	11,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[6,8]	9,597	10,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[6,8]	4,243	4,683
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	265	278
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.848% 2044[6,8]	1,243	1,370
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	1,866	2,034
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	2,048	2,235
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6,8]	5,800	6,235
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6,8]	1,750	1,936
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[6,8]	5,335	6,051
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[6,8]	1,627	1,750
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[8]	1,310	1,408
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	25,000	26,838
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,6,8]	10,065	10,312
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.659% 2042[6,8]	20,105	21,481
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[8]	1,535	1,655
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[8]	784	853
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[8]	1,290	1,402
Northern Rock PLC 5.625% 2017[4,8]	12,857	14,337
Northern Rock PLC 5.625% 2017[8]	6,000	6,691
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.715% 2043[6,8]	894	959
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6,8]	9,910	10,828
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.745% 2049[6,8]	2,000	2,182
		3,280,320
Capital Income Builder — Page 26 of 33

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 0.76%	Principal amount (000)	Value (000)
CoBank, ACB 7.875% 2018[4]	$12,160	$14,382
CoBank, ACB 0.831% 2022[4,6]	10,410	9,681
Fannie Mae 4.625% 2014	25,000	25,232
Fannie Mae 5.00% 2015	25,000	25,838
Fannie Mae 5.375% 2016	60,420	66,061
Fannie Mae 0.875% 2018	15,000	14,676
Fannie Mae, Series 2014-M6, Class A2, multifamily 2.679% 2021[6,8]	2,500	2,530
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[6,8]	1,990	2,086
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[6,8]	1,950	2,038
Federal Farm Credit Banks 3.00% 2014	10,000	10,040
Federal Home Loan Bank 5.50% 2014	107,500	107,693
Federal Home Loan Bank 0.50% 2015	25,000	25,043
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	14,980
Freddie Mac 5.50% 2016	14,580	15,983
Freddie Mac 1.00% 2017	20,500	20,497
Freddie Mac 5.50% 2017	50,000	56,628
Freddie Mac 1.00% 2017	25,000	24,872
Freddie Mac 4.875% 2018	40,000	45,256
Freddie Mac 1.25% 2019	50,000	48,270
Freddie Mac, Series KF02, Class A2, multifamily 0.702% 2020[6,8]	34,482	34,649
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[6,8]	16,186	16,242
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[8]	20,110	19,736
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	41,420	40,594
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[8]	18,009	17,454
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[8]	5,965	5,893
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[8]	3,717	3,653
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[6,8]	1,750	1,814
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,8]	9,380	9,675
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[6,8]	1,750	1,806
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[6,8]	745	770
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[6,8]	1,100	1,114
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[6,8]	700	734
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[6,8]	2,250	2,347
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,8]	28,750	30,106
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[8]	2,500	2,585
		720,958
Asset-backed obligations 0.23%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[8]	5,496	5,607
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,8]	12,345	12,656
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	20,000	20,022
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[4,8]	4,045	4,040
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.127% 2021[1,4,6,8]	20,245	20,279
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[8]	6,484	6,765
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[8]	448	459
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[8]	3,861	3,965
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.342% 2035[6,8]	246	224
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.292% 2036[6,8]	9,254	8,571
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.292% 2037[6,8]	12,384	11,591
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.302% 2037[6,8]	26,099	23,645
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2019[8]	33,755	33,756
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[8]	3,315	3,311
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,8]	3,540	3,556
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4,8]	23,500	23,972
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4,8]	1,500	1,559
Capital Income Builder — Page 27 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	$10,250	$10,270
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.315% 2037[6,8]	18,267	16,405
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6,8]	4,031	3,658
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[8]	1,087	1,114
		215,425
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Bermuda Government 5.603% 2020	6,000	6,660
Bermuda Government 5.603% 2020[4]	2,500	2,775
Bermuda Government 4.138% 2023[4]	4,850	4,850
Bermuda Government 4.854% 2024[4]	7,500	7,838
Brazil (Federal Republic of) Global 5.00% 2045	6,425	6,210
Croatian Government 6.375% 2021	3,000	3,300
Croatian Government 5.50% 2023[4]	1,355	1,409
Hungarian Government 6.375% 2021	6,300	7,214
Portuguese Government 5.125% 2024[4]	3,400	3,405
Province of Manitoba 3.05% 2024	6,850	6,923
Province of Ontario 3.20% 2024	10,000	10,049
Slovenia (Republic of) 5.85% 2023[4]	3,845	4,306
		64,939
Municipals 0.05%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,647
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	16,000	16,116
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,767
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,740
		50,270
Total bonds, notes & other debt instruments (cost: $13,873,908,000)		14,253,203
Short-term securities 4.35%
Abbott Laboratories 0.08%—0.10% due 8/4/2014—8/21/2014[4]	60,000	95,399
Chariot Funding, LLC 0.17%—0.27% due 11/12/2014—2/2/2015[4]	44,000	80,940
Coca-Cola Co. 0.10% due 9/24/2014[4]	23,500	23,496
eBay Inc. 0.11% due 8/12/2014[4]	54,300	54,299
Fannie Mae 0.06%—0.17% due 8/1/2014—7/1/2015	37,400	987,563
Federal Farm Credit Banks 0.08%—0.14% due 9/12/2014—7/10/2015	60,000	129,946
Federal Home Loan Bank 0.05%—0.13% due 8/5/2014—1/16/2015	40,900	725,821
Freddie Mac 0.06%—0.15% due 8/18/2014—7/9/2015	35,700	1,072,414
General Electric Capital Corp. 0.12%—0.19% due 8/13/2014—10/3/2014	100,000	169,090
General Electric Co. 0.06% due 8/1/2014—8/12/2014	26,300	61,200
IBM Corp. 0.06%—0.10% due 8/7/2014—9/29/2014[4]	50,000	152,590
John Deere Financial Ltd. 0.07% due 8/4/2014[4]	44,300	44,300
Jupiter Securitization Co., LLC 0.21%—0.26% due 11/24/2014—12/17/2014[4]	25,000	34,977
McDonald’s Corp. 0.10% due 9/23/2014[4]	25,000	24,996
Medtronic Inc. 0.08% due 8/19/2014[4]	48,600	48,598
Microsoft Corp. 0.09% due 8/27/2014[4]	25,000	24,999
National Rural Utilities Cooperative Finance Corp. 0.09% due 8/8/2014	38,000	37,999
Paccar Financial Corp. 0.11% due 10/7/2014	26,800	26,791
Private Export Funding Corp. 0.17%—0.20% due 11/4/2014—2/2/2015[4]	30,000	51,669
Procter & Gamble Co. 0.08%—0.12% due 9/15/2014—11/12/2014[4]	30,000	110,775
United Parcel Service Inc. 0.12% due 10/1/2014[4]	50,000	49,990
Capital Income Builder — Page 28 of 33

unaudited
Short-term securities	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 0.06% due 8/12/2014[4]	$70,800	$70,799
Walt Disney Co. 0.08% due 9/25/2014[4]	50,000	49,992
Total short-term securities (cost: $4,128,249,000)		4,128,643
Total investment securities 101.07% (cost: $81,986,306,000)		95,918,987
Other assets less liabilities (1.07%)		(1,020,080)
Net assets 100.00%		$94,898,907
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $38,377,147,000, which represented 40.44% of the net assets of the fund. This amount includes $38,354,102,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Miscellaneous," was $2,328,140,000, which represented 2.45% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holding(s) appear below.
[6]	Coupon rate may change periodically.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $124,352,000, which represented .13% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	A portion or all of this security purchased on a TBA basis.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	2/8/2012	$4,933	$—	.00%
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $228,272,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 7/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	8/18/2014	HSBC Bank	$26,699	A$28,500	$247
Euros	8/11/2014	HSBC Bank	$59,062	€43,350	965
Swiss francs	9/15/2014	Citibank	$68,958	CHF61,530	1,227
					$2,439
Capital Income Builder — Page 29 of 33

unaudited
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2014 (000)
CenturyLink, Inc.	32,243,235	3,290,000	—	35,533,235	$54,993	$1,394,324
SSE PLC[1]	57,134,900	5,692,719	9,810,700	53,016,919	77,174	1,300,213
Darden Restaurants, Inc.	8,429,000	2,016,400	3,419,300	7,026,100	16,477	328,470
Rexel SA1,2	13,630,319	3,246,612	—	16,876,931	13,204	326,884
William Hill PLC[1]	56,291,818	—	6,350,000	49,941,818	6,638	295,868
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	16,702	293,513
Greene King PLC[1]	14,073,299	3,392,000	—	17,465,299	2,158	242,800
COSCO Pacific Ltd.[1]	144,271,550	7,589,001	—	151,860,551	2,938	228,222
Six Flags Entertainment Corp.	—	5,941,400	—	5,941,400	2,762	227,080
Mercury General Corp.[2]	1,938,700	871,000	—	2,809,700	4,670	138,293
Moneysupermarket.com Group PLC[1]	34,915,401	7,513,000	—	42,428,401	2,966	132,634
Ladbrokes PLC[1]	59,622,507	—	—	59,622,507	4,533	132,091
Ratchaburi Electricity Generating Holding PCL[1]	93,154,500	—	15,804,500	77,350,000	2,498	130,371
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	5,240	117,863
Marston’s PLC[1]	20,448,705	10,363,484	—	30,812,189	2,188	74,473
Sunway Real Estate Investment Trust[1]	162,555,200	—	16,800	162,538,400	2,896	72,660
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	3,495	62,260
Canyon Services Group Inc.[2]	2,140,500	1,900,000	—	4,040,500	1,364	58,105
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	1,886	39,509
Kværner ASA[1]	17,485,000	—	—	17,485,000	1,350	30,550
mobilezone holding ag, non-registered shares[1,3]	2,325,000	—	—	2,325,000	—	25,972
Ekornes ASA[1]	1,990,851	—	—	1,990,851	1,387	24,754
Orior AG1	385,000	—	—	385,000	858	24,112
Digital Realty Trust, Inc.[4]	7,658,400	686,600	2,650,000	5,695,000	15,442	—
Go-Ahead Group PLC[4]	2,725,000	—	2,725,000		—	—
Matas A/S1,4	2,438,000	—	1,040,000	1,398,000	1,200	—
R.R. Donnelley & Sons Co.[4]	9,616,944	723,100	1,760,987	8,579,057	6,817	—
R.R. Donnelley & Sons Co. 6.50% 2023[4]	—	$2,275,000	$200,000	$—	103	—
R.R. Donnelley & Sons Co. 7.875% 2021[4]	$1,750,000	—	$275,000	$—	100	—
Siliconware Precision Industries Co., Ltd.[4]	202,563,300	—	202,563,300		—	—
Starwood Waypoint Residential Trust[3,4]	—	2,487,400	1,685,800	801,600	—	—
	$252,039	$5,701,021
1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in "Miscellaneous," was $38,377,147,000, which represented 40.44% of the net assets of the fund. This amount includes $38,354,102,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2 This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2013; it was not publicly disclosed.
3 Security did not produce income during the last 12 months.
4 Unaffiliated issuer at 7/31/2014.
Capital Income Builder — Page 30 of 33

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Income Builder — Page 31 of 33

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$4,861,805	$6,332,727	$—	$11,194,532
Consumer staples	7,940,858	2,413,676	—	10,354,535
Telecommunication services	5,501,010	4,481,586	—	9,982,596
Utilities	3,698,975	5,876,331	—	9,575,307
Health care	4,957,457	3,765,347	—	8,722,804
Energy	2,856,392	3,493,682	—	6,350,074
Industrials	2,319,664	3,031,706	—	5,351,370
Consumer discretionary	940,442	3,309,391	—	4,249,833
Information technology	2,906,362	1,340,264	—	4,246,626
Materials	948,562	1,656,835	—	2,605,397
Miscellaneous	1,835,814	2,655,317	—	4,491,131
Preferred securities	—	38,999	—	38,999
Rights & warrants	991	—	—	990
Convertible stocks	210,250	26,366	—	236,616
Convertible bonds	—	136,331	—	136,331
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,010,469	—	6,010,469
U.S. Treasury bonds & notes	—	3,910,822	—	3,910,822
Mortgage-backed obligations	—	3,280,320	—	3,280,320
Federal agency bonds & notes	—	720,958	—	720,958
Asset-backed obligations	—	215,426	—	215,425
Bonds & notes of governments & government agencies outside the U.S.	—	64,939	—	64,939
Municipals	—	50,270	—	50,270
Short-term securities	—	4,128,643	—	4,128,643
Total	$38,978,582	$56,940,404	$—	$95,918,987

Capital Income Builder — Page 32 of 33

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,439	$—	$2,439
*	Securities with a value of $32,613,819,000, which represented 34.37% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,244,374
Gross unrealized depreciation on investment securities	(1,888,228)
Net unrealized appreciation on investment securities	13,356,146
Cost of investment securities	82,562,841
Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CHF = Swiss francs
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0914O-S42234	Capital Income Builder — Page 33 of 33

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 26, 2014